Fair value measurement (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement [Line Items]
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	$ (941)	$ (861)	$ 867
Level 3
Disclosure Of Fair Value Measurement [Line Items]
Increase / (decrease) in assets measured at fair value	7,500
Increase / (decrease) in liabilities measured at fair value	$ 7,000